Consolidated Statements of Profit or Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues from third parties, net		$ 1,546,972	$ 887,282	$ 671,835
Revenues from related parties, net		125	0	0
Total revenues		1,547,097	887,282	671,835
Costs and expenses:
Cost of revenues		798,519	666,501	533,916
Research and development		151,386	122,265	114,859
General and administrative		29,281	23,915	23,672
Expected (reversal of) credit losses		(190)	0	67
Sales and marketing		23,080	16,675	17,628
Total costs and expenses		1,002,076	829,356	690,142
Operating income (loss)		545,021	57,926	(18,307)
Non operating income (loss):
Interest income		876	967	2,013
Changes in fair value of financial assets at fair value through profit or loss		(284)	472	3,746
Foreign currency exchange gains (losses), net		1,096	(327)	(546)
Finance costs		(1,074)	(1,705)	(2,325)
Share of losses of associates		(1,392)	(638)	(477)
Other income		349	177	128
Total non operating income (loss)		(429)	(1,054)	2,539
Profit (loss) before income taxes		544,592	56,872	(15,768)
Income tax expense		110,657	11,712	416
Profit (loss) for the year		433,935	45,160	(16,184)
Loss attributable to noncontrolling interests		2,961	1,974	2,570
Profit (loss) attributable to Himax Technologies, Inc. stockholders		$ 436,896	$ 47,134	$ (13,614)
Basic earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 1.25	$ 0.14	$ (0.04)
Diluted earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders		1.25	0.14	(0.04)
Basic earnings (loss) per ADS attributable to Himax Technologies, Inc. stockholders	[1]	2.50	0.27	(0.08)
Diluted earnings (loss) per ADS attributable to Himax Technologies, Inc. stockholders	[1]	$ 2.50	$ 0.27	$ (0.08)

[1]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2019, 2020 and 2021 is 172,550 thousand, 172,854 thousand and 174,614 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2019, 2020 and 2021 is 172,550 thousand, 173,383 thousand and 174,867 thousand, respectively. The earnings (loss) per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.